Share capital	12 Months Ended
Dec. 31, 2021
Share capital of the Company
Share capital

24 Share capital

		Allotted, called-up and fully paid
	2021	2020	2019
	$m	$m	$m
Issued Ordinary Shares ($0.25 each)	387	328	328
Redeemable Preference Shares (£1 each – £50,000)	–	–	–
At 31 December	387	328	328

The Redeemable Preference Shares carry limited class voting rights and no dividend rights. This class of shares is capable of redemption at par at the option of the Company on the giving of seven days’ written notice to the registered holder of the shares.

The Company does not have a limited amount of authorised share capital.

The movements in the number of Ordinary Shares during the year can be summarised as follows:

			No. of shares
	2021	2020	2019
At 1 January	1,312,668,724	1,312,137,976	1,267,039,436
Issue of shares (share placing)	–	–	44,386,214
Issue of share capital (business combinations)	236,321,411	–	–
Issue of shares (share schemes)	410,530	530,748	712,326
At 31 December	1,549,400,665	1,312,668,724	1,312,137,976

Share issues

Issue of share capital (business combinations) represents share capital issued as part of the acquisition of Alexion (see Note 27).

Share repurchases

No Ordinary Shares were repurchased by the Company in 2021 (2020: nil; 2019: nil).

Shares held by subsidiaries

No shares in the Company were held by subsidiaries in any year.